Secured Notes Payable (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($)
Value	$ 402,000
Adjustment to fair value-warrants	205,000
Exchange of warrants for common stock - April 2, 2015	(607,000)
Issuance of Notes in April/May 2015	611,000
Additional conversion feature added December 2015	609,000
Additional Warrants issued for debt amendment	182,000
Warrants issued pursuant to PIPE transaction	1,115,000
Adjustment to fair value - conversion features	(7,000)
Ending balance	2,510,000
Warrants Liability [Member]
Value	402,000
Adjustment to fair value-warrants	205,000
Exchange of warrants for common stock - April 2, 2015	$ (607,000)
Issuance of Notes in April/May 2015
Additional conversion feature added December 2015
Additional Warrants issued for debt amendment	$ 182,000
Warrants issued pursuant to PIPE transaction	$ 1,115,000
Adjustment to fair value - conversion features
Ending balance	$ 1,297,000
Embedded Note Conversion Feature [Member]
Value
Adjustment to fair value-warrants
Exchange of warrants for common stock - April 2, 2015
Issuance of Notes in April/May 2015	$ 611,000
Additional conversion feature added December 2015	$ 609,000
Additional Warrants issued for debt amendment
Warrants issued pursuant to PIPE transaction
Adjustment to fair value - conversion features	$ (7,000)
Ending balance	$ 1,213,000